PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	$ 131,967	$ 138,527
Less: Accumulated depreciation	(65,080)	(45,695)
Property, equipment and software, net	66,887	92,832
Depreciation and amortization	15,161	120,520	$ 17,233
Office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	$ 131,967	103,345
Vehicle
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total		$ 35,182